Risk information	12 Months Ended
Dec. 31, 2021
Risk information
Risk information

Note 26. Risk information

For further information on SEK’s risk management, see Note 29.

Consolidation of SEK pursuant to the supervisory regulations differs from in the consolidated financial statements, where no consolidation pursuant to the supervisory regulation was conducted, since the wholly owned subsidiary, SEKETT AB, which is the only company in the Group aside from the Parent Company, is not a financial company. Since no subsidiary is an institute pursuant to the CRR definition, subsidiaries are not subject to the supervisory regulations on an individual basis. The table of credit quality as per category in the Statement of Financial Position and the table illustrating the link between the Statement of Financial Position categories and exposures under the CRR contain carrying amounts. Other tables show amounts in accordance with the capital requirements calculations, however before application of conversion factors.

Credit risk

Credit risk is the risk of default on a debt that may arise from a borrower failing to make required payments. A credit risk can be divided into credit default risk, concentration risk, and country risk (see Note 29).

SEK’s credit risks are limited using a risk-based selection of counterparties and are further mitigated by the use of guarantees, netting agreements and collateral. SEK’s appetite for credit risk is significantly greater than its appetite for other risks.

Risk management

The Risk policy and the Credit Policy

The Risk Policy and the Credit Policy issued by the Board, and the Credit Instruction issued by the Board’s Credit Committee are the foundations upon which SEK’s credit risk management is based. These policy documents constitute the framework for the level of credit risk that SEK can accept and describe the decision-making structure and credit-decision mandate as well as the credit norm. The underlying methodological working papers clarify the credit process, fundamental principles for credit limits and the management of problem loans.

The credit norm is a core concept for SEK’s credit granting and clarifies expectations in terms of credit quality. For a business transaction to be considered to fall within the credit norm, it is necessary for the proposition to satisfy the requirements for the following areas: norm for the risk level and norm for the lending terms.

The Company’s Board establishes an overall framework for SEK’s risk management in the form of policies, risk appetite, capital targets (decided at the annual general meeting) and limits. For credit risk, a number of measures are defined for risk appetite. The Board also decides on the Company’s policy for sustainable business. All credit decisions are to be made in line with the decision-making mandate structure established by the Board for delegated decision-making. SEK’s credit-decision structure and established mandates is built on a decision-making structure based on the duality principle, thus ensuring thorough analysis and assessment of all credit propositions.

Risk reduction

Credit risk is reduced through the use of various credit-risk hedges, in the form of guarantees, netting agreements and other forms of collateral.

The guarantors, particularly with regard to end-customer financing, are predominantly government export credit agencies in the OECD, of which the Swedish Export Credits Guarantee Board (EKN) is the largest. Since the credit risk is allocated to a guarantor, SEK’s guaranteed credit-risk exposure in reports of its net credit risk exposure largely consists of exposure to government counterparties. Guarantees are also received from financial institutions and, to a lesser extent, non--financial corporations and insurance companies.

The counterparty risk associated with derivative contracts is always documented using ISDA Master Agreements, which also entail a netting agreement, with the support of collateral agreements in the form of a CSA. Approved collateral under the CSAs signed by SEK always takes the form of liquid assets.

SEK also uses various types of collateral to reduce credit risks pertaining to certain types of credit granting. While collateral is significant for individual transactions, it has limited impact on the total lending portfolio.

Limit setting

SEK utilizes limits to restrict credit risks to a specified level. Limits express the highest permissible exposure to a counterparty for specific tenors and for various types of exposures, such as corporate lending, guarantees, counterparty risk in derivative contracts or liquidity investments. Exposures must be encompassed within the limits that have been decided for the particular counterparties. The overall limits are set by the Board. All limits are reviewed at least once annually.

Testing provisions

SEK applies IFRS 9 for the impairment of financial instruments. Impairment is based on the model for expected credit losses (ECL). The assets being impairment tested are divided into three stages: Stage 1, Stage 2 and Stage 3. Initially, all exposures are in Stage 1. Exposures where there is a significant increase in credit risk are placed in Stage 2 and Stage 3 encompasses exposures in default. Stage 3 impairments are calculated through individual testing based on an expert assessment. Individual testing provisions are made when objective conditions exist that indicate a possible need for the financial asset to be impaired according to Stage 3. The Credit Committee prepares provision proposals from the account managers and credit analysts, which are thereafter determined by the Board’s Credit Committee. The Board adopts the accounts and thereby the provisions. Refer to note 1(h) for more information on the calculation of expected credit losses under IFRS 9.

Risk measurement

With the exception of a few counterparties, SEK uses, and has permission to use, the Foundation IRB approach for measuring the credit risk inherent in exposures to a majority of SEK’s counterparties. This means that for these exposures SEK uses its own estimates of the probability of default (PD) risk parameter which, per counterparty, reflects the assigned internal rating. Other risk parameters, including loss given default (LGD) and credit conversion factors (CCF), are determined by the Capital Requirements Regulation (CRR). All of SEK’s counterparties are assigned internal ratings.

SEK’s permission from the Swedish FSA to use the Foundation IRB approach encompasses exposures to central governments, regional governments, county councils, multilateral development banks, and companies, including insurance companies and financial institutions. The Swedish FSA has granted SEK permission to apply exceptions from the IRB approach for certain exposures. For these exposures, SEK uses the Standardized approach and external ratings when calculating risk exposure amounts (when no external rating is available, the exposure is assigned a risk weight of 100 percent).

The exempted exposures, for which the Standardized approach are used , are as follows (the permissions are valid as long as these exposures are of minor importance in terms of scope and risk profile):

Exposures to small and medium-sized companies (with an annual turnover not exceeding EUR 50 million)

Exposures in the Customer Finance business area

Guarantees for the benefit of small and medium-sized enterprises

In the assessment of capital adequacy, those counterparties using external ratings are assigned an internal rating under IFRS 9.

Counterparty risk in derivative contracts

Counterparty risk in derivative contracts — which is a type of credit risk — arises when derivatives are used to manage risks. To limit this risk, SEK enters into such transactions solely with counterparties with strong credit ratings. Risk is further reduced by SEK’s entering into ISDA Master Agreements (ISDAs), together with associated CSAs, with its counterparties before entering into derivative contracts. These bilateral CSAs define the maximum permissible risk levels in form of threshold amounts. ISDA and CSA agreements are reviewed continuously to be able to renegotiate the terms as necessary. For counterparty exposures that exceed the threshold amounts under the relevant CSAs due to market value changes, settlement is demanded so that the counterparty exposure is reduced to the pre-agreed level. All interest derivative contracts are subject to central clearing according to the EU’s regulation on OTC derivatives, central clearing counterparties and trade repositories (EMIR) since the end of 2016.SEK measures the exposures from counterparty risk by using the standardized approach (“SA-CCR”) described in the CRR II.

Risk monitoring

SEK’s exposures are analyzed, reported and followed up regularly in respect of credit portfolio risk concentration and the credit quality of individual debtors. The analysis encompasses, among other things, (i) the size of individual commitments, (ii) domicile and (iii) sector. The analysis refers to both direct exposure and indirect exposure. The concentration risks mentioned above are reflected in SEK’s calculation of economic capital for credit risks, which leads to a higher capital requirement compared with the minimum capital requirement. When calculating capital requirements, the minimum capital requirement does not take concentration risks into account. For the purpose of monitoring and checking large exposures, SEK has defined internal limits, which impose further limitations on the size of such exposures in addition to those stated in the CRR.

Exposures assessed as problem loans, meaning those for which SEK assesses that there is a high probability that the undertaking according to the original agreement will not be fulfilled, are analyzed in greater detail and more frequently. The term “problem loans” encompasses forborne exposures, non-performing receivables, non-performing exposures and defaulted exposures. The intention is to identify, at an early stage, credits with an elevated risk. This is to adapt the exposure, reduce credit losses and ensure that the risk rating reflects the actual risk associated with the particular counterparty.

The credit portfolio is subject to regular stress tests. The results of the scenario analyses and stress tests are reported to the Board and the Finance and Risk Committee on a regular basis. The Company’s risk and product rating, and risk estimates, comprise a central feature of the reporting of credit risk to the Board, the Board’s Finance and Risk Committee, the Management and the Credit Committee. The CEO and the Chief Risk Officer inform the Board and the Board’s Finance and Risk Committee of all significant changes concerning SEK’s IRB system. SEK’s IRB system is validated by the independent risk function at least once annually.

Risk information

For a supplementary and expanded account of the credit risk-related information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2021”.

Risk information, credit risk

The table below shows the maximum credit exposure. Nominal amounts are shown, apart from cash and cash equivalents and derivatives, which are recognized at the carrying amount. Maximum credit-risk exposure for loans to credit institutions and loans to the public includes committed but undisbursed loans at year end, which are recognized in nominal amounts.

	December 31,2021
	Maximum credit-risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	11,128
Treasuries/government bonds	10,884	—
Other interest-bearing securities except loans	45,959	—
Loans in the form of interest-bearing securities	—	46,736
Loans to credit institutions	—	12,891
Loans to the public	—	238,599
Derivatives	8,419	—
Total financial assets	65,262	309,354

	December 31,2020
	Maximum credit-risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	3,362
Treasuries/government bonds	22,275	—
Other interest-bearing securities except loans	33,663	—
Loans in the form of interest-bearing securities	—	50,947
Loans to credit institutions	—	16,326
Loans to the public	—	227,075
Derivatives	7,563	—
Total financial assets	63,501	297,710

The table below shows the credit quality following risk mitigation (net) per row in the Statement of Financial Position. The figures pertain to carrying amounts. SEK uses guarantees and insurance policies as credit risk hedges; see also Note 29. The credit quality of financial assets is assessed using internal and external ratings.

	December 31, 2021
Skr mn	AAA	AA+ till A-	BBB+ till BBB-	BB+ till B-	CCC till D	Carrying amount
Cash and cash equivalents	11,128	—	—	—	—	11,128
Treasuries/government bonds	2,493	8,379	—	—	—	10,872
Other interest-bearing securities except loans	23,669	21,412	—	800	—	45,881
Loans in the form of interest-bearing securities	2,982	10,783	3,365	29,448	—	46,578
Loans to credit institutions	4,122	14,573	115	1,965	—	20,775
Loans to the public	101,245	20,206	20,983	37,758	96	180,288
Derivatives	—	7,427	—	992	—	8,419
Total financial assets	145,639	82,780	24,463	70,963	96	323,941
Committed undisbursed loans	48,633	852	1,423	2,963	—	53,871

	December 31, 2020
Skr mn	AAA	AA+ till A-	BBB+ till BBB-	BB+ till B-	CCC till D	Carrying amount
Cash and cash equivalents	3,362	—	—	—	—	3,362
Treasuries/government bonds	11,380	10,886	—	—	—	22,266
Other interest-bearing securities except loans	16,919	16,632	—	—	—	33,551
Loans in the form of interest-bearing securities	2,937	11,938	6,305	29,600	—	50,780
Loans to credit institutions	1,886	27,245	78	2,106	—	31,315
Loans to the public	90,244	21,682	18,062	41,549	25	171,562
Derivatives	—	5,846	—	1,717	—	7,563
Total financial assets	126,728	94,229	24,445	74,972	25	320,399
Committed undisbursed loans	52,669	1,374	1,145	2,025	—	57,213

The table below illustrates the link between the Statement of Financial Position categories and net exposures according to CRR.

	December 31, 2021
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public -sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	11.1	0.1	2.0	0.0	0.0	0.0	9.0	0.0
Treasuries/government bonds	10.9	0.0	10.9	0.0	0.0	0.0	0.0	0.0
Other interest-bearing -securities except loans	45.9	4.6	6.7	11.6	2.6	5.4	11.9	3.1
Loans in the form of interest-bearing securities	46.6	-0.1	3.0	0.0	0.0	0.0	0.0	43.7
Loans to credit institutions including cash and cash -equivalents[1]	20.8	11.6	3.6	2.4	0.0	0.0	2.5	0.7
Loans to the public	180.3	-1.0	109.9	0.3	0.4	0.0	5.5	65.2
Derivatives	8.4	2.4	0.0	0.0	0.0	0.0	6.0	0.0
Other assets	7.5	7.5	0.0	0.0	0.0	0.0	0.0	0.0
Total financial assets	331.5	25.1	136.1	14.3	3.0	5.4	34.9	112.7
Contingent liabilities and -commitments[2]	60.1	-6.0	49.4	1.0	0.0	0.0	6.3	9.4
Total	391.6	19.1	185.5	15.3	3.0	5.4	41.2	122.1

	December 31, 2020
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public -sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	3.4	0.1	2.5	—	—	—	0.8	—
Treasuries/government bonds	22.3	0.0	22.3	—	—	—	—	—
Other interest-bearing -securities except loans	33.6	-0.2	3.2	7.9	3.2	4.2	13.2	2.1
Loans in the form of interest-bearing securities	50.8	0.0	2.9	—	—	—	0.5	47.4
Loans to credit institutions including cash and cash -equivalents[1]	31.3	21.9	1.1	4.1	—	—	3.4	0.8
Loans to the public	171.6	-1.6	99.7	0.3	0.3		6.6	66.3
Derivatives	7.6	2.1	—	—	—	—	5.5	—
Other assets	12.9	12.9	—	—	—	—	—	—
Total financial assets	333.5	35.2	131.7	12.3	3.5	4.2	30.0	116.6
Contingent liabilities and -commitments[2]	62.5	1.3	53.8	—	—	—	0.9	6.5
Total	396.0	36.5	185.5	12.3	3.5	4.2	30.9	123.1
1	Skr 10.4 billion (2020: Skr 22.0 billion) of the book value for Loans to credit institutions is cash collateral under the CSAs for derivative contracts.
2	Contingent liabilities and commitments, except cash collateral.

Derivative exposure after netting under current ISDA Master Agreements in accordance with the CRR’s management of the counterparty risk in derivative contracts amounts to Skr 6.0 billion (2020: Skr 5.5 billion). For more information on the counterparty risk in derivative contracts under the CRR, refer to Note 29.

Total credit exposures in the Group

Net exposures are recognized after taking the impact of guarantees and credit derivatives into account. Gross exposures are recognized without taking the impact of guarantees and credit derivatives into account. According to the internal risk follow-up, the amounts agree with the capital requirements calculations, although without the application of conversion factors. In tables showing the geographical breakdown of exposures, North America is shown excluding Central America.

Total net exposures

	Interest-bearing securities				Committed undisbursed loans,
	and lending				derivatives, etc.				Total
Skr bn	Dec 31, 2021		Dec 31, 2020		Dec 31, 2021		Dec 31, 2020		Dec 31, 2021		Dec 31, 2020
Exposure class	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	136.1	44.4	131.6	45.0	49.4	74.8	53.9	80.0	185.5	49.8	185.5	51.6
Regional governments	14.3	4.7	12.3	4.2	1.0	1.5	—	—	15.3	4.1	12.3	3.4
Multilateral development banks	3.0	1.0	3.5	1.2	—	—	0.0	0.0	3.0	0.8	3.5	1.0
Public sector entity	5.4	1.7	4.2	1.5	—	—	—	—	5.4	1.4	4.2	1.2
Financial institutions	34.9	11.4	24.5	8.4	6.3	9.5	6.4	9.5	41.2	11.1	30.9	8.6
Corporates	112.7	36.8	116.0	39.7	9.4	14.2	7.1	10.5	122.1	32.8	123.1	34.2
Total	306.4	100.0	292.1	100.0	66.1	100.0	67.4	100.0	372.5	100.0	359.5	100.0

Geographical breakdown of credit exposures by exposure class

Geographical breakdown of gross exposures by exposure class

	December 31, 2021
	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	25.9	3.3	1.9	1.3	—	42.2	6.6	10.1	—	91.3
Regional governments	1.6	—	—	—	—	—	10.4	0.0	—	12.0
Multilateral development banks	—	—	—	—	—	—	—	2.6	—	2.6
Public sector entity	—	—	—	—	—	—	—	5.4	—	5.4
Financial institutions	—	—	2.3	3.9	—	—	17.5	15.3	0.1	39.1
Corporates	13.2	4.4	1.2	56.5	—	8.8	99.8	34.0	4.2	222.1
Total	40.7	7.7	5.4	61.7	—	51.0	134.3	67.4	4.3	372.5

	December 31, 2020
	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	11.3	3.6	2.4	0.8	—	42.0	12.1	12.7	—	84.9
Regional governments	1.4	—	—	—	—	—	7.9	0.0	—	9.3
Multilateral development banks	—	—	—	—	—	—	—	3.1	—	3.1
Public sector entity	—	—	—	—	—	—	—	4.3	—	4.3
Financial institutions	—	1.2	0.1	1.0	0.8	—	13.3	10.4	0.2	27.0
Corporates	14.1	5.0	1.7	64.0	—	8.0	105.1	28.3	4.7	230.9
Total	26.8	9.8	4.2	65.8	0.8	50.0	138.4	58.8	4.9	359.5

Geographical breakdown of net exposures by exposure class

	December 31, 2021
	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	—	0.4	2.0	2.0	—	—	161.5	17.0	2.6	185.5
Regional governments	—	—	—	—	—	—	15.3	0.0	—	15.3
Multilateral development banks	—	—	—	—	—	—	—	3.0	—	3.0
Public sector entity	—	—	—	—	—	—	—	5.4	—	5.4
Financial institutions	0.0	—	2.4	4.9	—	—	15.1	18.6	0.2	41.2
Corporates	1.4	1.2	3.3	5.7	—	3.3	82.7	23.1	1.4	122.1
Total	1.4	1.6	7.7	12.6	—	3.3	274.6	67.1	4.2	372.5

	December 31, 2020
	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	0.1	0.4	2.4	1.6	—	—	159.2	19.0	2.8	185.5
Regional governments	—	—	—	—	—	—	12.2	0.1	—	12.3
Multilateral development banks	—	—	—	—	—	—	—	3.5	—	3.5
Public sector entity	—	—	—	—	—	—	—	4.2	—	4.2
Financial institutions	0.0	1.2	0.6	1.7	0.8	—	11.4	15.0	0.2	30.9
Corporates	2.6	1.1	3.9	5.7	—	3.3	85.2	20.9	0.4	123.1
Total	2.7	2.7	6.9	9.0	0.8	3.3	268.0	62.7	3.4	359.5

Impact of credit-risk hedges by exposure class and hedge type

The table below shows, on the basis of gross exposure class, a breakdown based on whether or not the amounts are covered by credit-risk hedges in the form of guarantees or credit derivatives that are included in the capital adequacy calculations. Credit insurance issued by insurance companies is thus counted as guarantees. Hedged amounts have been divided in accordance with the hedge issuer’s exposure class and type of hedge. Accordingly, the tables show the hedge types that convert gross exposures to net exposures.

Impact of credit-risk hedges

Gross exposures by exposure class

	December 31, 2021
								whereof subject
			Multilateral					to the write-down
	Central	Regional	development	Public	Financial			requirement in
Skr bn	government	governments	banks	Sector Entity	institutions	Corporates	Total	IFRS9[1]
Amounts related to hedges issued by:
Central governments	70.9	1.6	—	—	—	93.1	165.6	165.6
of which, guarantees issued by the EKN	70.4	1.6	—	—	—	82.6	154.6	154.6
of which, guarantees issued by other export credit agencies	—	—	—	—	—	7.5	7.5	7.5
of which, other guarantees	0.5	—	—	—	—	3.0	3.5	3.5
Regional governments	—	—	—	—	2.4	1.2	3.6	3.6
Multilateral development banks	—	—	—	—	—	0.4	0.4	0.4
Financial institutions	0.1	—	—	—	0.1	5.6	5.8	5.8
of which, credit default swaps	—	—	—	—	—	—	—	—
of which, guarantees	0.1	—	—	—	0.1	5.6	5.8	5.8
Corporates	0.3	—	—	—	—	4.9	5.2	5.2
of which, credit insurance from -insurance companies	—	—	—	—	—	0.7	0.7	0.7
of which, other guarantees	0.3	—	—	—	—	4.2	4.5	4.5
Total hedged exposures	71.3	1.6	—	—	2.5	105.2	180.6	180.6
Unhedged exposures[2]	20.0	10.4	2.6	5.4	36.6	116.9	191.9	124.3
Total	91.3	12.0	2.6	5.4	39.1	222.1	372.5	304.9

	December 31, 2020
								whereof subject
			Multilateral					to the write-down
	Central	Regional	development	Public	Financial			requirement in
Skr bn	government	governments	banks	Sector Entity	institutions	Corporates	Total	IFRS9[1]
Amounts related to hedges issued by:
Central governments	56.8	1.4	—	—	—	98.9	157.1	157.1
of which, guarantees issued by the EKN	56.1	1.4	—	—	—	89.1	146.6	146.6
of which, guarantees issued by other export credit agencies	0.7	—	—	—	—	6.8	7.5	7.5
of which, other guarantees	—	—	—	—	—	3.0	3.0	3.0
Regional governments	—	—	—	—	4.0	0.3	4.3	4.3
Multilateral development banks	—	—	—	—	—	0.4	0.4	0.4
Financial institutions	0.0	—	—	—	—	7.9	7.9	7.9
of which, credit default swaps	—	—	—	—	—	—	—	—
of which, guarantees	0.0	—	—	—	—	7.9	7.9	7.9
Corporates	—	—	—	—	—	3.5	3.5	3.5
of which, credit insurance from -insurance companies	—	—	—	—	—	0.6	0.6	0.6
of which, other guarantees	—	—	—	—	—	2.9	2.9	2.9
Total hedged exposures	56.8	1.4	—	—	4.0	111.0	173.2	173.2
Unhedged exposures[2]	28.1	7.9	3.1	4.3	23.0	119.9	186.3	130.5
Total	84.9	9.3	3.1	4.3	27.0	230.9	359.5	303.7
1	Assets valued at accrued acquisition value, which are subject to the write-down requirements in IFRS 9.
2	Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 22.8 billion (2020: Skr 26.1 billion) for corporates, Skr 0.0 billion (2020: Skr 0.6 billion) for financial institutions and Skr 0.0 billion (2020: Skr 0.1 billion) for central governments.

Gross exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2021
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Finland	1.0	0.0	—	—	0.3	9.0	10.3
United Kingdom	—	—	—	—	2.0	7.4	9.4
Germany	3.1	—	—	5.2	0.3	0.2	8.8
Norway	—	—	—	—	1.9	4.7	6.6
Austria	4.3	—	—	—	1.8	—	6.1
Denmark	—	—	—	0.2	3.1	1.8	5.1
Spain	—	—	—	—	0.5	4.5	5.0
Netherlands	—	—	—	—	3.3	0.6	3.9
France	—	—	—	—	2.0	1.8	3.8
Luxembourg	0.6	—	2.6	—	—	—	3.2
Poland	—	—	—	—	—	2.8	2.8
Italy	—	—	—	—	0.0	2.4	2.4
Belgium	1.2	—	—	—	—	0.3	1.5
Portugal	—	—	—	—	—	0.9	0.9
Ireland	—	—	—	—	0.1	0.3	0.4
Serbia	—	—	—	—	—	0.4	0.4
Lithuania	—	—	—	—	—	0.3	0.3
Russian Federation	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Latvia	—	—	—	—	0.1	—	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	10.2	0.0	2.6	5.4	15.4	38.1	71.7

	December 31, 2020
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Finland	2.4	0.0	0.3	—	0.1	6.2	9.0
Germany	2.2	—	—	4.3	0.3	—	6.8
Spain	—	—	—	—	0.4	5.7	6.1
Austria	4.1	—	—	—	1.6	—	5.7
United Kingdom	—	—	—	—	2.2	2.7	4.9
Norway	—	—	—	—	0.1	4.6	4.7
Denmark	0.8	—	—	—	2.0	1.7	4.5
Luxembourg	1.0	—	2.8	—	—	—	3.8
France	—	—	—	—	2.1	1.4	3.5
Netherlands	1.0	—	—	—	1.5	0.5	3.0
Italy	—	—	—	—	—	2.9	2.9
Poland	—	—	—	—	—	2.9	2.9
Belgium	1.2	—	—	—	0.0	0.2	1.4
Belarus	—	—	—	—	—	1.3	1.3
Switzerland	—	—	—	—	—	1.2	1.2
Portugal	—	—	—	—	—	0.7	0.7
Ireland	—	—	—	—	0.1	0.3	0.4
Serbia	—	—	—	—	—	0.3	0.3
Russian Federation	—	—	—	—	—	0.2	0.2
Latvia	—	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.0	0.1	0.1
Ukraine	—	—	—	—	—	0.0	0.0
Total	12.7	0.0	3.1	4.3	10.6	33.0	63.7

Net exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2021
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
Germany	3.7	—	—	5.2	1.1	0.3	10.3
Finland	1.5	0.0	—	—	0.4	6.3	8.2
France	4.5	—	—	—	1.9	1.4	7.8
United Kingdom	0.0	—	—	—	3.0	4.0	7.0
Norway	0.6	—	—	—	1.9	4.3	6.8
Austria	4.3	—	—	—	1.7	—	6.0
Denmark	0.2	—	—	0.2	3.2	1.8	5.4
Luxembourg	0.7	—	3.0	—	—	0.6	4.3
Netherlands	0.3	—	—	—	3.4	0.3	4.0
Belgium	1.2	—	—	—	0.8	0.9	2.9
Poland	2.6	—	—	—	—	0.2	2.8
Spain	—	—	—	—	1.3	1.0	2.3
Portugal	—	—	—	—	—	1.0	1.0
Ireland	—	—	—	—	—	0.6	0.6
Serbia	—	—	—	—	—	0.4	0.4
Switzerland	—	—	—	—	0.0	0.4	0.4
Lithuania	—	—	—	—	—	0.3	0.3
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Italy	—	—	—	—	0.0	0.1	0.1
Latvia	—	—	—	—	0.1	—	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	19.6	0.0	3.0	5.4	18.8	24.4	71.2

	December 31, 2020
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
Finland	2.5	0.1	0.3	—	0.2	5.8	8.9
Germany	3.0	—	—	4.2	1.0	0.4	8.6
France	4.8	—	—	—	2.6	0.6	8.0
United Kingdom	0.0	—	—	—	3.2	3.8	7.0
Austria	4.1	—	—	—	1.6	—	5.7
Denmark	1.0	—	—	—	2.5	1.7	5.2
Norway	0.2	—	—	—	0.2	4.4	4.8
Luxembourg	1.0	—	3.2	—	—	0.4	4.6
Netherlands	1.3	—	—	—	1.6	0.3	3.2
Poland	2.9	—	—	—	—	0.0	2.9
Belgium	1.1	—	—	—	0.7	0.7	2.5
Spain	—	—	—	—	1.3	0.6	1.9
Switzerland	—	—	—	—	0.1	0.7	0.8
Portugal	—	—	—	—	—	0.7	0.7
Ireland	—	—	—	—	—	0.6	0.6
Serbia	—	—	—	—	—	0.3	0.3
Latvia	—	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	—	0.1	0.1
Italy	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.0	0.1	0.1
Total	21.9	0.1	3.5	4.2	15.2	21.3	66.2

Corporate exposures, broken down by industry[1]

	December 31,2021		December 31,2020
Skr bn	Gross exposure	Net exposure	Gross exposure	Net exposure
IT and telecom	76.2	14.8	81.4	15.1
Industrials	44.7	41.6	43.2	42.1
Consumer goods	32.3	27.5	37.9	27.3
Materials	23.4	16.1	25.6	10.7
Finance	21.8	10.1	24.3	19.0
Utilities	19.5	9.2	12.0	4.8
Healthcare	2.8	2.5	4.8	3.8
Energy	1.2	0.1	1.2	0.1
Other	0.2	0.2	0.5	0.2
Total	222.1	122.1	230.9	123.1
1	In accordance with the reporting standard (GICS).

Market risk

Market risk is the risk of loss or changes in future earnings due to changes in, for example, interest rates, exchange rates, commodity prices or share prices. A distinction is made between market risk of non-market valued assets and liabilities and fair valued assets and liabilities. Market risk includes price risk in connection with sales of assets or the closing of exposures.

Risk management

SEK’s Board establishes SEK’s appetite and strategy for market risk, which clearly define and limit the permissible exposure to market risk. In addition, instructions established by the CEO regulate SEK’s management of market risks. The Chief Risk Officer decides on the method for measuring market risks and proposes changes in limit structures in connection with reviews of risk appetite and limits. SEK’s risk appetite for market risk is low, and the strategy for managing market risk aims to ensure a stable net interest income.

SEK conducts no active trading, and the intention is to hold all assets and liabilities to maturity. The Company borrows funds by issuing bonds or other debt instruments which, regardless of the market risk exposures in the bonds, are hedged by being swapped via derivatives to a floating interest rate. Borrowed funds are used either immediately for lending, mainly at floating interest rates, or alternatively through derivatives at a floating rate, or to ensure that SEK has adequate liquidity in the form of liquidity investments and liquidity reserves. The duration of available funding matches the duration of lending and the maturity profile of liquidity investments is adapted to ensure that funds are available for committed undisbursed loans.

Unrealized changes in fair value affect the value of SEK’s assets and liabilities and impact both earnings and SEK’s own funds. SEK’s largest net exposures are towards changes in interest rates, basis spreads and credit spreads. Those risks are managed by having established limits and daily limit monitoring. Interest rate- and currency risk excluding unrealized changes in fair value are kept low by matching assets and liabilities or through the use of derivatives. In addition, accrued gains and losses in foreign currency are regularly converted to Swedish kronor.

Market risk exposures are measured and reported on a daily basis to the CEO, and the Board’s Finance and Risk Committee at scheduled meetings. Cases where limits are exceeded are escalated without delay to the CEO, and the Board’s Finance and Risk Committee.

Risk measurement

The following describes how SEK measures market risk internally. The government compensates SEK for all interest-rate differentials, borrowing costs and net foreign-exchange losses within the CIRR-system (see note 1). The CIRR-system is therefore reported separately.

Risk to net interest income

The risk to net interest income (NII) pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and repricing periods, as well as cases where funding and lending are not matched in terms of currency and where those imbalances are managed by the use of derivatives. The primary way of measuring the risk to NII is by shifting all interest rates 100 basis points and all cross-currency basis spreads 20 basis points over the next 12-month period. At the end of 2021, the risk to NII from changes in interest rates and cross-currency basis spreads amounted to Skr 200 million (year-end 2020: Skr 271 million).

Value-at-Risk and stressed Value-at-Risk

SEK uses stressed Value-at-Risk (sVaR) as the primary market risk metric regarding unrealized value changes. Value-at-Risk (VaR) is a statistical technique used to measure and quantify the level of financial risk over a specific time frame at a predefined confidence level. SEK uses a historical simulation VaR model that applies daily historic market movements from the past two years to current positions and estimates the expected loss for a time horizon of one day. Market parameters used as risk factors are interest rates, cross-currency basis spreads, credit spreads, FX rates, equities, commodity and equity indices as well as volatilities of swaptions, caps/floors, FX, equities and commodity and equity indices. VaR is calculated for SEK’s portfolio and separately for the liquidity portfolio for positions on the balance sheet that impact own funds.

Stressed VaR (sVaR) is calculated using the same risk factors and overall methodology as VaR, but where a one-year stressed period is applied instead. Stressed VaR is measured at a 99 percent confidence level. At the end of 2021, sVaR amounted to Skr 124 million (year-end 2020: Skr 100 million), the main risk drivers being basis spreads and interest rates.

Complementary stress tests

SEK regularly conducts stress tests by applying historically observed market movements (historical scenarios) and movements that potentially could occur in the future (hypothetical or forward-looking scenarios).

The hypothetical scenarios include interest rate chocks and reversed stress tests. Analyses of this type provide management with insight into the potential impact on SEK from significant movements in market risk factors or broader market scenarios, and continuously ensure that the risk measurement remains effective.

Risk-specific measures

The risk to NII,VaR, sVaR and stress tests are complemented with risk-specific measures, including interest-rate risk measures, spread-risk measures, and currency-risk measures. These are further described in the table below.

Market risk, type	Definition	Risk profile
Interest-rate risk regarding changes in the economic value of SEK’s portfolio (EVE)	The interest-rate risk regarding changes in economic value is calculated by means of a 100 basis-point parallel shift in all yield curves, as well as rotations of all yield curves.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms. The risk measurement captures the long-term impact of changes in interest rates.

Credit spread risk in assets

Credit spread risk in assets is calculated as the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of a 100 basis-point shift in the credit spreads for assets measured at fair value.

The risk is attributable to SEK’s liquidity portfolio.
Credit spread risk in own debt	Credit spread risk in own debt is calculated as the potential impact on SEK’s equity, in the form of unrealized gains or losses, resulting from a 20 basis points change in SEK’s own credit spreads.	The risk is attributable to SEK’s structured debt measured at fair value.
Cross-currency basis spread risk

The cross-currency basis spread risk measures the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of changes in cross-currency basis spreads by 20 basis points.

The risk is attributable to cross-currency basis swaps used by SEK to hedge the currency risk in the portfolio.
Currency risk

The risk is calculated as the change in value of all foreign currency positions excluding unrealized changes in fair value at an assumed ten percentage-point change in the exchange rate between the respective currency and the Swedish krona.

The foreign exchange position mainly arises on an ongoing basis due to differences between revenues and costs in foreign currency.
Tenor basis spread risk

Tenor basis spread risk measures the potential impact on SEK’s economic value, in the form of unrealized gains or losses, as a result of ten basis point shifts of interest rate curves of different tenors.

The risk is attributable to lending and borrowing with one and six month tenor which is not swapped to three month tenor.
Other risks (equity, commodity and volatility risks)

Equity risk, equity volatility risk, commodity risk, commodity volatility risk, FX volatility risk and interest-rate volatility risk all measures unrealized gains or losses and are calculated by stress tests of underlying indices or volatilities.

SEK’s interest-rate volatility risk is mainly attributable to interest rate floors in lending transactions, while equity and commodity risks, as well as FX volatility risks, only arise from structured borrowing. Although all structured cash flows are matched through a hedging swap, there could be an impact on SEK’s result. These risks are low, and arise because valuation of the bond, but not the swap, takes SEK’s own credit spread into account.

Risk monitoring

Market risks are measured, analyzed and reported to senior management on a daily basis. Cases where limits are exceeded are escalated without delay and managed pursuant to documented instructions. A more comprehensive analysis is conducted each month of how markets and risks have developed during the period. This is complemented with stress tests.

Risk information

For a supplementary and expanded account of the market risk-related information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report”.

Change in value should the market interest rate rise by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate rise by one percentage point (+1)%.

	2021		2020
		of which, financial instruments		of which, financial instruments
		measured at fair		measured at fair
		value through profit or		value
Skr mn	Total	loss	Total	through profit or loss
Foreign currency	-268	162	-200	146
Swedish kronor	-109	121	-116	156
Total	-377	283	-316	302

Change in value should the market interest rate decline by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate decline by one percentage point (-1)%.

	2021		2020
		of which, financial instruments		of which, financial instruments
		measured at fair		measured at fair
		value through profit or		value
Skr mn	Total	loss	Total	through profit or loss
Foreign currency	579	-165	592	-128
Swedish kronor	256	-115	306	-150
Total	835	-280	898	-278

Assets, liabilities and derivatives denominated in foreign currency

Assets, liabilities and derivatives denominated in foreign currency (meaning currencies other than Swedish kronor) have been translated to Swedish kronor using the exchange rates applying at year-end between the currency concerned and Swedish kronor.

The relevant exchange rates for the currencies representing the largest shares in the Group’s net assets and net liabilities in the balance sheet were as shown in the table below (expressed in Swedish kronor per unit of the particular foreign currency). Share at year end is the share of the total volume of assets and liabilities denominated in foreign currency. Currency positions at year-end are the net for each currency of all assets and liabilities in the balance sheet. The figures shown are carrying amounts.

	December 31, 2021			December 31, 2020
		Share at			Share at
	Exchange	year end,	Currency positions	Exchange	year end,	Currency positions
Currency	rate	%	at year end (Skr mn)	rate	%	at year end (Skr mn)
EUR	10.2431	1	-242	10.0181	1	-189
USD	9.0356	0	-50	8.1739	1	-148
JPY	0.0785	0	9	0.0793	0	-89
GBP	12.2119	0	-51	11.1683	0	-68
MXN	0.4408	1	-105	0.4117	1	-123
THB	0.2709	0	-4	0.2727	0	60
Other	—	0	-19	—	0	-12
Total foreign currency position		2	-462		3	-569

In accordance with SEK’s strategy for risk management, currency positions attributable to unrealized changes in fair value are not hedged. Currency positions excluding unrealized changes in fair value amounted to Skr 5 million (year-end 2020: Skr -48 million) at year end. Assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities in the following amounts (in millions of Swedish kronor).

Skr mn	December 31, 2021	December 31, 2020
Total assets	333,647	335,399
of which, denominated in foreign currencies	262,056	194,607
Total liabilities	312,839	315,335
of which, denominated in foreign currencies	262,518	195,176

Liquidity risk and refinancing risk

Liquidity and refinancing risk is defined as the risk of SEK not being able to refinance its outstanding loans and committed undisbursed loans, or being unable to meet increased liquidity requirements. Liquidity risk also includes the risk of having to borrow funds at unfavorable interest rates or needing to sell assets at unfavorable prices in order to meet payment commitments.

Risk management

SEK’s Board has overall responsibility for liquidity and refinancing risks and establishes policy documents for liquidity risk management; in addition, the CEO establishes instructions for operational management. Liquidity risk is managed operationally by the Treasury function. Liquidity and refinancing risk is measured and reported regularly to the relevant managers, senior management, the CEO, and the Board and its committees.

SEK has low tolerance for long-term structural liquidity risk and financing must be available throughout the maturity for all credit commitments, pertaining to both outstanding and committed undisbursed loans. The Company includes the credit facility with the Swedish National Debt Office as available borrowing. The credit facility, granted by the government through the Swedish National Debt Office, amounted to Skr 200 billion (2020: Skr 200 billion) at the end of 2021. The credit facility may be used for financing the CIRR-system and also for commercial export credits up to Skr 15 billion (2020: Skr 15 billion). The credit facility shall function as a reserve to be used when the funding markets is not available. The credit facility has not been utilized during 2021.

Borrowed funds not yet used to finance credits must be invested in interest-bearing securities, also known as liquidity investments. The management of liquidity investments is regulated in the Financing- and liquidity Strategy established by the Board’s Finance and Risk Committee. The liquidity investments consist of the liquidity reserve and other investments, which together sums up to SEK’s liquidity portfolio. The size of the liquidity portfolio is adapted to cover outflows, outside the CIRR-system, attributable to: 1) committed undisbursed loans, 2) CSAs with derivative counterparties, 3) outflows attributable to short-term borrowing transactions and 4) budgeted new lending. The target for SEK’s new lending capacity is to facilitate at least two months of new lending, in line with SEK’s estimated new lending requirements.

The maturity profile of liquidity investments is matched against the net of borrowing and lending. Investments must be made in assets of good credit quality. Such investments should take into account the liquidity of the investment under normal market conditions and the investment’s currency must comply with established guidelines. SEK intends to hold these assets to maturity and only divest them should circumstances so demand. The liquidity reserve, in which only securities regarded as highly liquid are included, accounts for a large portion of SEK’s liquidity investments. The purpose of the liquidity reserve is to safeguard SEK’s short-term solvency, and to fulfill the Company’s requirement for the lowest liquidity coverage ratio (LCR).

SEK’s borrowing strategy is regulated in the Financing- and liquidity Strategy Policy, which is established by the Board’s Finance and Risk Committee. For the purpose of ensuring access to short-term funding, SEK has revolving borrowing programs for maturities of less than one year, including a US Commercial Paper Program (UCP) and a European Commercial Paper program (ECP). SEK also has a swingline facility that functions as a back-up facility for SEK’s revolving borrowing program for maturities of less than one year. To secure access to substantial volumes of non-current borrowing, and to ensure that insufficient liquidity or investment appetite among individual borrowing sources does not constitute an obstacle to operations, SEK issues bonds with different structures, currencies and maturities. SEK also issues bonds in many different geographic markets. With regard to maturity, no refinance risk is allowed.

SEK has a contingency plan for the management of liquidity crises, which is issued by the CFO. The plan describes what constitutes a liquidity crisis according to SEK and what actions SEK intends to take if such a crisis is deemed to have occurred. The plan also describes the decision-making structure during a liquidity crisis. An internal and external communication plan is also included. The contingency plan is also closely linked to the results of the scenario analyses that are performed regularly, whereby various actions are taken to increase the release of cash and cash equivalents that have been analyzed with a preventive purpose.

Risk measurement

In the short term, liquidity risk is monitored mainly through measurement of the liquidity coverage ratio (LCR), which shows SEK’s highly liquid assets in relation to its net cash outflows for the next 30 calendar days. Cash-flow forecasts of up to one year are prepared regularly according to various scenarios. SEK’s policy for long-term structural liquidity risk is not to accept refinancing risk. Forecasts are made of the relationship between borrowing, including equity, and lending over time. A net stable funding ratio (NSFR) is also estimated. The NSFR measures the volume of available stable funding in relation to the need of stable funding. SEK also performs regular liquidity stress tests.

Risk monitoring

Liquidity risk is monitored through regular analysis and reporting to the Executive Committee, the Board’s Finance and Risk Committee, the Board of Directors and the Treasury function. Reports are submitted to the Board on a regular basis and cover monitoring of LCR, NSFR, internal metrics, liquidity portfolio composition and liquidity stress tests.

Risk information

For a supplementary and expanded account of the liquidity and refinancing risk-related information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2021”.

Liquidity reserve[1]

	December 31, 2021
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	23.0	4.4	4.8	13.7	0.1
Securities issued or guaranteed by municipalities or other public entities	15.8	8.0	1.6	6.2	—
Covered bonds issued by other institutions	12.9	12.9	—	—	—
Balances with National Debt Office	2.0	2.0	—	—	—
Total Liquidity Reserve	53.7	27.3	6.4	19.9	0.1

	December 31, 2020
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	29.9	12.1	6.1	11.1	0.6
Securities issued or guaranteed by municipalities or other public entities	12.1	7.9	0.3	3.9	—
Covered bonds issued by other institutions	7.5	7.5	—	—	—
Balances with National Debt Office	2.5	2.5	—	—	—
Total Liquidity Reserve	52.0	30.0	6.4	15.0	0.6
1	The liquidity reserve is a part of SEK’s liquidity investments.

Liquidity investments by remaining maturity (“M”)

	Dec 31, 2021	Dec 31, 2020
M ≤ 1 year	84%	86%
1 year < M ≤ 3 years	16%	14%
M > 3 years	—	—

Key figures for liquidity risk

	Dec 31, 2021	Dec 31, 2020
LCR under EU Commission’s delegated act	463%	447%
NFSR	139%	135%

Liquidity investments by exposure type

Percent	Dec 31, 2021	Dec 31, 2020
States and multilateral development banks	40	59
Local governments	23	20
Covered bonds	19	13
Financial institutions	15	8
Corporates	3	—

Contractual flows

	December 31, 2021
		Due	Due	Due	Due
	Due	1 month < 3	3 months < 1	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	months	year	years	years	years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	11,129	—	—	—	—	—	11,129	-1	11,128
Treasuries/government bonds	1,822	4,131	4,144	785	—	—	10,882	-10	10,872
Other interest-bearing securities except loans	7,647	10,909	17,511	9,913	—	—	45,980	-99	45,881
Loans in the form of interestbearing securities	77	1,532	7,529	14,427	15,220	11,329	50,114	-3,536	46,578
Loans to credit institutions	11,673	110	2,417	2,581	1,218	3,581	21,580	-805	20,775
Loans to the public	5,182	7,229	37,218	62,116	43,375	50,887	206,007	-25,719	180,288
Derivatives	497	1,336	2,154	2,470	691	2,486	9,634	-1,215	8,419
of which cash inflow in currency derivatives	912	13,274	21,973	41,766	5,075	4,071	87,071
of which cash outflow in -currency derivatives	-896	-12,596	-20,645	-39,925	-4,786	-3,373	-82,221
Total	38,027	25,247	70,973	92,292	60,504	68,283	355,326	-31,385	323,941
of which derivatives in hedge relationship	-7	205	374	688	222	1,597	3,079	-418	2,661

	December 31, 2021
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	-5,230	—	—	—	—	—	-5,230	—	-5,230
Borrowings from the public	—	-9,998	—	—	—	—	-9,998	-2	-10,000
Debt securities issued	-13,587	-26,300	-52,343	-128,316	-42,130	-41,864	-304,540	24,770	-279,770
Derivatives	-358	101	-206	-4,139	-1,637	-4,210	-10,449	-4,280	-14,729
of which cash inflow in currency derivatives	888	16,122	10,459	8,188	8,942	5,107	49,706
of which cash outflow in -currency derivatives	-952	-17,618	-10,981	-8,886	-8,964	-5,454	-52,855
Total	-19,175	-36,197	-52,549	-132,455	-43,767	-46,074	-330,217	20,488	-309,729
of which derivatives in hedge relationship	41	201	-61	-1,864	-345	-830	-2,858	-688	-3,546
Commitments
Committed undisbursed loans	-238	-1,938	-14,890	-22,498	970	38,594
Liquidity surplus (+)/ deficit (-)	18,614	-12,888	3,534	-62,661	17,707	60,803	25,109
Accumulated liquidity surplus (+)/deficit (-)	18,614	5,726	9,260	-53,401	-35,694	25,109	25,109

In addition to the instruments in the Statement of Financial Position and committed undisbursed loans, SEK has outstanding binding offers of Skr 1.5 billion as well as additional available funds consisting of a credit facility with the Swedish National Debt Office of Skr 200 billion (2020 : Skr 200 billion). The credit facility can be used for the State’s export credit support (CIRR) or commercial export financing up to Skr 15 billion (2020: Skr 15 billion). In December, 2021, the credit facility was renewed through the end of 2022, but decreased to Skr 175 billion, of which Skr 13 billion can be used for commercial export financing. With regard to deficit in cash flow with maturity between one to three months and one to three years, SEK has the intention to refinance these through borrowing on the financial market.

Assets with repayments subject to notice are assumed to occur on the maturity date. Derivatives with payments subject to notice are assumed to be repaid at maturity date regardless of whether SEK or the counterparty has the rights to invoke repayments. Liabilities where only SEK has the right to early repayments are assumed to be repaid at maturity date. Embedded financial derivatives in financial assets and liabilities have been handled in the same way as their host contracts. It is unlikely that the applied precautionary principle regarding cash flows on derivatives will be a real outcome. Cash collateral according to collateral agreements for derivative contracts is assumed to mature within the first maturity interval. Differences between book values and future cash flows for financial assets and financial liabilities are reported in the column “Discount effect”. The following items other than financial instruments have an approximate expected recovery time of less than 12 months: other assets; prepaid expenses; accrued revenue; other liabilities; accrued expenses and prepaid revenue. All other balance-sheet items other than financial instruments have an approximate expected recovery time of 12 months or more.

The amounts above include interest, except for committed undisbursed loans.

	December 31, 2020
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	> 5 years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	2,801	—	—	—	—	—	2,801	561	3,362
Treasuries/government bonds	—	10,204	10,857	1,190	—	—	22,251	15	22,266
Other interest-bearing securities except loans	1,639	6,932	17,975	6,585	500	—	33,631	-80	33,551
Loans in the form of interest-bearing securities	68	6,053	3,928	17,211	14,307	12,116	53,683	-2,903	50,780
Loans to credit institutions	66	219	3,437	3,556	1,129	1,166	9,573	21,742	31,315
Loans to the public	3,798	8,998	29,475	57,960	44,105	41,094	185,430	-13,868	171,562
Derivatives	84	534	1,276	1,887	1,289	1,919	6,989	574	7,563
of which cash inflow in currency derivatives	2,635	8,812	4,987	11,682	3,799	7,478	39,393
of which cash outflow in-currency derivatives	-2,470	-8,192	-4,377	-10,376	-3,087	-6,582	-35,084
Total	8,456	32,940	66,948	88,389	61,330	56,295	314,358	6,041	320,399
of which derivatives in hedge relationship	-6	49	353	813	261	632	2,102	1,213	3,315

	December 31, 2020
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit -institutions	-58	-147	-518	-851	-300	-68	-1,942	-1,544	-3,486
Borrowings from the public	—	-2	-4	-9,999	—	—	-10,005	5	-10,000
Debt securities issued	-4,486	-31,436	-64,938	-125,810	-36,557	-17,447	-280,674	6,698	-273,976
Derivatives	-1,206	-3,333	-4,288	-2,192	-440	-39	-11,498	-13,897	-25,395
of which cash inflow in currency derivatives	1,105	20,400	49,648	8,472	2,802	1,842	84,269
of which cash outflow in -currency derivatives	-1,201	-23,333	-53,894	-9,215	-3,302	-1,828	-92,773
Total	-5,750	-34,918	-69,748	-138,852	-37,297	-17,554	-304,119	-8,738	-312,857
of which derivatives in hedge relationship	-8	-26	-143	-371	-196	22	-722	248	-474
Commitments
Committed undisbursed loans	-4	-2,001	-4,633	-9,897	-13,936	76,724
Liquidity surplus (+)/ deficit (-)	2,702	-3,979	-7,433	-60,360	10,097	115,465	56,492
Accumulated liquidity surplus (+)/deficit (-)	2,702	-1,277	-8,710	-69,070	-58,973	56,492	56,492

Operational risk

Operational risk is the risk of losses resulting from inadequate or faulty internal processes or systems, human error, or from external events. Operational risk also includes legal risk and IT and security risk.

Risk management

Operational risk exists in potentially all functions within SEK. The managers of all the various SEK functions have a responsibility for effective management of operational risk within their own function. To support operational risk management, SEK works in compliance with policy documents in accordance with SEK’s risk framework. The risk function is responsible for monitoring, analyzing and reporting aggregated risk levels, and for monitoring the appropriateness and efficiency of the company’s operational risk management. The Risk and Compliance Committee is responsible for monitoring operational risk. The Risk function reports to the Risk and Compliance Committee and to the Board’s Finance and Risk Committee.

Risk measurement

SEK measures and reports operational risk levels at least each quarter. The risk level is based on an assessment of expected loss from risks with a high rating, the scope of losses due to incidents, key risk indicators and whether any breaches of rules related to the operations requiring permits have occurred. SEK uses the standardized approach in calculating the capital requirement for operational risk.

Risk monitoring

SEK’s work on operational risk is conducted at all levels of the organization to ensure that the company is able to identify and reduce risk. All risk-related events are registered in an IT-based incident-reporting system. The fundamental cause is analyzed and actions are then taken to prevent a recurrence.

By means of the new product approval process (NPAP), SEK prevents the company from unknowingly taking on risks that the company is unable to manage.

The functions perform regular self-assessments of the operations in order to identify and reduce major risks. The self-assessments and the subsequent analysis are coordinated with business planning and the internal capital assessment. The Risk function carries out aggregated monitoring and analysis of the risks and action plans, as well as of significant operational risk events.

Risk information

For a supplementary and expanded account of the operational risk related information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2021”.

Sustainability risk

Sustainability risk is the risk that SEK’s operations directly or indirectly impact their surroundings negatively in respect of ethics, corruption, cli-mate and the environment, human rights and labor conditions. Human rights includes the child rights perspective, labor conditions encompasses gender equality and diversity. Ethics is included in tax transparency.

Sustainability risk means that SEK's risk concept is broadened to also include how the environment, including the climate is affected by SEK's operations. Sustainability risk can also affect other types of risk, such as credit risk and is both a non-financial and financial risk for the company.

Risk management

Sustainability risks are managed according to a risk-based approach and SEK only engages in transactions for which SEK has conducted know your customer activities. SEK’s measures to manage sustainability risks are subject to national and international regulations and guidelines, along with the state’s ownership policy and guidelines for state-owned companies, SEK’s owner instruction, pertaining to anti-corruption, climate and environmental consideration, human rights and labor conditions. Based on international sustainability guidelines, SEK sets requirements on the operations and projects the company finances in order to mitigate negative environmental and societal impacts.

Risk measurement

SEK measures and reports the risk level for sustainability risk at least quarterly. Potential sustainability risks are identified and assessed in conjunction with a new business opportunity, potential sustainability risks are identified and assessed at country, counterparty, and or business transaction level.

Country — Countries are classified according to the risk of corruption, negative impact on human rights including labor conditions and the risk of money laundering, financing of terrorism and non-transparent tax jurisdiction.

Counterparty — Checks are conducted as part of know your customer, including checks of ownership and checks against international sanction lists, as well as whether the counterparty has been involved in significant sustainability-related incidents.

Business transaction level — i) Projects and project-related financing are classified based on their potential societal and environmental impact according to the OECD’s framework for export credits or the Equator Principles. Category A projects have a potentially material impact, category B projects potentially have some impact, and category C projects have little or no potential impact. ii) Other business transactions are analyzed to assess the risk of corruption, negative environmental or climate impact, negative effects on human rights and labor conditions and the risk of money laundering, financing of terrorism and non-transparent tax jurisdiction.

Risk monitoring

Sustainability risk is monitored through regular analysis and reporting to the Board of Directors. Project or project-related funding with an identified elevated sustainability risk is monitored via continuous checks of compliance with the agreement’s sustainability clauses.

SEK performs stress tests for climate-related transitions risk annually. The results of the scenario analyses and stress tests are reported to the Executive Committee and to the Finance and Risk Committee.

Risk information

For a supplementary of the sustainability risk related information, refer to the separate risk report,“Capital Adequacy and Risk Management (Pillar 3) Report 2021”.